ING Partners, Inc.

ING Columbia Small Cap Value II Portfolio (“Portfolio”)

Supplement dated September 4, 2008 to the

Service Class (“S Class”) and Adviser Class (“ADV Class”) Prospectus

and Initial Class (“I Class”) Prospectus

each dated April 28, 2008

ING Columbia Small Cap Value II Portfolio

On July 31, 2008, the Board of Directors for ING Partners, Inc. approved a waiver to the management fee and additional portfolio managers from the Portfolio’s Sub-Adviser, Columbia Management Advisors, LLC, (“CMA”), to manage an additional investment sleeve of the Portfolio. There will be no changes to the Portfolio’s principal investment strategies.

The Prospectuses are hereby amended as follows:

S Class and ADV Class Prospectus

1.               The information relating to the Portfolio in the table entitled “S Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 48 of the S Class and ADV Class Prospectus is deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) and Shareholder Service Fees	Admin. Services Fee(2)	Other Expenses	Acquired Fund Fees and Expenses(3)		Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)		Net Operating Expenses
ING Columbia Small Cap Value II	0.75%	0.25%	0.10%	0.03%	0.00	%(5)	1.13%	(0.00	)%(7)	1.13	%(9)

2.               Effective August 29, 2008, footnote (7) under the table entitled “S Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” beginning on page 48 of the S Class and ADV Class Prospectus is hereby amended as follows:

(7)                      DSL has contractually agreed to waive a portion of the advisory fee for ING American Century Small-Mid Cap Value Portfolio, ING T. Rowe Price Growth Equity Portfolio and ING Van Kampen Comstock Portfolio.  Based upon net assets as of December 31, 2007, the advisory fee waiver for these Portfolios would equal (0.07)%, (0.00)% and (0.01)%, respectively.  This advisory fee waiver will continue through at least May 1, 2009.  There is no guarantee that these waivers will continue after this date.  Additionally, DSL has contractually agreed to waive a portion of the advisory fee for ING PIMCO Total Return Portfolio.  Based upon net assets as of February 29, 2008, the advisory fee waiver for this Portfolio would equal (0.01)%.  This advisory fee waiver will continue through at least April 1, 2009.  There is no guarantee that this waiver will continue after this date. In addition, DSL has contractually agreed to waive a portion of the advisory fee for ING Columbia Small Cap Value II Portfolio.  Based upon net assets as of August 29, 2008, the advisory fee waiver for this Portfolio would equal 0.00%.  This advisory fee waiver will continue through at least May 1, 2010.  There is no guarantee that this waiver will continue after this date.  Each agreement will only renew if DSL elects to renew it.

3.               The information relating to the Portfolio in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 50 of the S Class and ADV Class Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Columbia Small Cap Value Fund II(2)	$115	$359	$622	$1,375

4.               The information relating to the Portfolio in the table entitled “ADV Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 51 of the S Class and ADV Class Prospectus is deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) and Shareholder Service Fees	Admin. Services Fee(2)	Other Expenses	Acquired Fund Fees and Expenses(3)		Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)		Net Operating Expenses
ING Columbia Small Cap Value II	0.75%	0.50%	0.10%	0.03%	0.00	%(5)	1.38%	(0.00	)%(7)	1.38	%(8)

5.               Effective August 29, 2008, footnote (7) under the table entitled “ADV Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” beginning on page 53 of the S Class and ADV Class Prospectus is hereby amended as follows:

(7)                      DSL has contractually agreed to waive a portion of the advisory fee for ING American Century Small-Mid Cap Value Portfolio, ING T. Rowe Price Growth Equity Portfolio and ING Van Kampen Comstock Portfolio.  Based upon net assets as of December 31, 2007, the advisory fee waiver for these Portfolios would equal (0.07)%, (0.00)% and (0.01)%, respectively.  This advisory fee waiver will continue through at least May 1, 2009.  There is no guarantee that these waivers will continue after this date.  Additionally, DSL has contractually agreed to waive a portion of the advisory fee for ING PIMCO Total Return Portfolio.  Based upon net assets as of February 29, 2008, the advisory fee waiver for this Portfolio would equal (0.01)%.  This advisory fee waiver will continue through at least April 1, 2009.  There is no guarantee that this waiver will continue after this date. In addition, DSL has contractually agreed to waive a portion of the advisory fee for ING Columbia Small Cap Value II Portfolio.  Based upon net assets as of August 29, 2008, the advisory fee waiver for this Portfolio would equal 0.00%.  This advisory fee waiver will continue through at least May 1, 2010.  There is no guarantee that this waiver will continue after this date.  Each agreement will only renew if DSL elects to renew it.

6.               The information relating to the Portfolio in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 53 of the S Class and ADV Class Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Columbia Small Cap Value Fund II	$140	$437	$755	$1,657

I Class Prospectus

1.               The information relating to the Portfolio in the table entitled “I Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 48 of the I Class Prospectus is deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) and Shareholder Service Fees	Admin. Services Fee(2)	Other Expenses	Acquired Fund Fees and Expenses(3)		Total Operating Expenses	Waivers, Reimbursements and Recoupments(4)		Net Operating Expenses
ING Columbia Small Cap Value II	0.75%	—	0.10%	0.03%	0.00	%(5)	0.88%	(0.00	)%(7)	0.88	%(8)

2.               Effective August 29, 2008, footnote (7) under the table entitled “ADV Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” beginning on page 49 of the I Class Prospectus is hereby amended as follows:

(7)                      DSL has contractually agreed to waive a portion of the advisory fee for ING American Century Small-Mid Cap Value Portfolio, ING T. Rowe Price Growth Equity Portfolio and ING Van Kampen Comstock Portfolio.  Based upon net assets as of December 31, 2007, the advisory fee waiver for these Portfolios would equal (0.07)%, (0.00)% and (0.01)%, respectively.  This advisory fee waiver will continue through at least May 1, 2009.  There is no guarantee that these waivers will continue after this date.  Additionally, DSL has contractually agreed to waive a portion of the advisory fee for ING PIMCO Total Return Portfolio.  Based upon net assets as of February 29, 2008, the advisory fee waiver for this Portfolio would equal (0.01)%.  This advisory fee waiver will continue through at least April 1, 2009.  There is no guarantee that this waiver will continue after this date. In addition, DSL has contractually agreed to waive a portion of the advisory fee for ING Columbia Small Cap Value II Portfolio.  Based upon net assets as of August 29, 2008, the advisory fee waiver for this Portfolio would equal 0.00%.  This advisory fee waiver will continue through at least May 1, 2010.  There is no guarantee that this waiver will continue after this date.  Each agreement will only renew if DSL elects to renew it.

3.               The information relating to the Portfolio in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 50 of the I Class Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING Columbia Small Cap Value Fund II	$90	$281	$488	$1,084

S and ADV Class Prospectus and I Class Prospectus

1.               Effective August 29, 2008, the second, third and fourth paragraphs of the section entitled “Sub-Advisers – ING Columbia Small Cap Value II Portfolio” beginning on page 68 of the S Class and ADV Class Prospectus and beginning on page 65 of the I Class Prospectus are deleted and replaced with the following:

As of August 29, 2008, Stephen D. Barbaro, CFA, and Jeremy H. Javidi, CFA, are added as portfolio managers to manage the Portfolio.  The management of the Portfolio is divided between the newly added portfolio managers on August 29, 2008 and the existing portfolio managers based upon the allocation of the Portfolio’s assets by the Adviser to the Sub-Adviser into two separate investment sleeves.  The assets of the first investment sleeve of the Portfolio managed by Christian K. Stadlinger, Ph.D., CFA, and Jarl Ginsberg, CFA, as of August 28, 2008 were $502,477,854.  On August 29, 2008, the newly added portfolio managers received $5 million for investment purposes and began managing all new cash flows into the Portfolio. The Adviser may change the allocation of the Portfolio’s assets between the portfolio managers as it determines necessary to pursue the Portfolio’s investment objective. Redemptions will be handled pro rata from both sleeves based on the percentage of assets within those sleeves.

The following individuals share responsibility for the day-to-day management of the portion of the Portfolio’s assets allocated to them:

Stephen D. Barbaro, CFA, is a director of CMA and has been associated with CMA or its predecessors since 1976.  He has co-managed the portion of the Portfolio’s assets allocated to him and Mr. Javidi since August 2008.  He serves as the lead portfolio manager of Columbia Small Cap Value Fund I.  Mr. Barbaro has been a member of the investment community since 1971.

Jeremy H. Javidi, CFA, is a vice president of CMA and has been associated with CMA or its predecessors since January 2000.  He has co-managed the portion of the Portfolio’s assets allocated to him and Mr. Barbaro since August 2008.  He is a co-manager of the Columbia Small Cap Value Fund I.  Mr. Javidi has been a member of the investment community since 2000.

The following individuals share responsibility for the day-to-day management of the portion of the Portfolio’s assets allocated to them:

Christian K. Stadlinger, Ph.D., CFA, is a director of CMA and has been associated with CMA or its predecessors since 2002.  He has co-managed the portion of the Portfolio’s assets allocated to him and Mr. Ginsberg since May 2006.  Mr. Stadlinger has been a member of the investment community since 1989.

Jarl Ginsberg, CFA, is a vice president of CMA and has been associated with CMA or its predecessors since 2003.  He has co-managed the portion of the Portfolio’s assets allocated to him and Mr. Stadlinger since May 2006.  Mr. Ginsberg has been a member of the investment community since 1987.

The portion of the Portfolio’s assets allocated to these groups of the portfolio managers may change from time to time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Partners, Inc.

ING Columbia Small Cap Value II Portfolio (“Portfolio”)

Supplement dated September 4, 2008 to the

Adviser Class, Initial Class and Service Class

Statement of Additional Information (“SAI”)

dated April 28, 2008

On July 31, 2008, the Board of Directors for ING Partners, Inc. approved changes to the Portfolio’s sub-advisory fee breakpoint schedule and a waiver to the management fee.  Additional portfolio managers will manage a portion of the Portfolio.

1.               Effective August 29, 2008, the table under the section entitled “Sub-Advisers” beginning on page 99 of the SAI is hereby revised as follows:

Portfolio(1)	Sub-Advisory Fee
ING Columbia Small Cap Value II	0.600% on first $500 million
0.550% on next $250 million
0.500% thereafter

2.               Effective August 29, 2008, the table under the section entitled “Advisory Fees” beginning on page 97 of the SAI is hereby revised as follows:

Portfolio(1)	Annual Advisory Fee
ING Columbia Small Cap Value II(2)	0.75% of the Portfolio’s average daily net assets

3.               Effective August 29, 2008, Footnote (2) under the table entitled “Advisory Fees” on page 98 of the SAI is deleted and replaced with the following:

(2)          Pursuant to a waiver, DSL has agreed to lower the advisory fee for the ING American Century Small-Mid Cap Value, ING PIMCO Total Return, ING Van Kampen Comstock, T. Rowe Price Growth Equity and ING Columbia Small Cap Value II Portfolios so that the advisory fees payable to DSL will be waived in amount equal to 50% of the savings to DSL resulting from the implementation of the sub-advisory fee reductions for the period from May 1, 2007 through May 1, 2009 for ING American Century Small-Mid Cap Value, ING Van Kampen Comstock and T. Rowe Price Growth Equity. The sub-advisory fee reductions for ING PIMCO Total Return Portfolio are for the period from April 1, 2008 through April 1, 2009. The sub-advisory fee reductions for ING Columbia Small Cap Value II Portfolio are for the period from August 29, 2008 through and including May 1, 2010.

4.               Effective August 29, 2008, the section entitled “Other Information About Portfolio Managers – ING Columbia Small Cap Value II Portfolio” beginning on page 110 of the SAI is revised to include Stephen D. Barbaro, CFA and Jeremy H. Javidi, CFA as portfolio managers of the Portfolio.  The SAI is hereby revised with the following information:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts*	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)
Stephen D. Barbaro(1)	5	$1,333	1	$20	14	$27
Jeremy H. Javidi(1)	5	$1,333	1	$20	7	$23

*None of these accounts have an advisory fee based on the performance of the account.

(1)                     As of June 30, 2008.

Morningstar Category
Portfolio Manager	Performance Benchmark	(Peer Group)

Stephen D. Barbaro	Russell 2000® ValueTR	Small Value
Jeremy H. Javidi	Russell 2000® ValueTR	Small Value

Dollar Range of
Portfolio Manager	Fund Shares Owned

Stephen D. Barbaro(1)	None
Jeremy H. Javidi(1)	None

(1) As of June 30, 2008.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE